PRINCIPAL ACCOUNTING POLICIES - Summary financial information of the VIEs (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Financial information of the group's VIEs
Cash and cash equivalents	¥ 41,592		¥ 17,000	¥ 19,800	$ 5,858
Short-term investments	17,748		25,545		2,500
Accounts receivable, net	11,410		5,486		1,607
Prepayments and other current assets	12,749		10,169		1,797
Total assets	219,137		191,691		30,865
Short-term debt	3,400
Accounts payable	16,459		7,569		2,318
Advance from customers	13,380		8,278		1,885
Other payables and accruals	7,982		7,413		1,125
Total liabilities	¥ 96,131		¥ 78,672		$ 13,540
Other Liability, Related Party, Type [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Cost of revenues	¥ 8,121	$ 1,144	¥ 4,513	4,598
Net loss	10,002	1,409	1,367	(645)
Net cash provided by/(used in) operating activities	22,004	3,098	2,641	2,475
Net cash provided by investing activities	5,919	835	1,136	(4,148)
Net cash used in financing activities	(2,547)	$ (360)	(6,717)	3,919
Variable interest entities
Financial information of the group's VIEs
Amount of registered capital and PRC statutory reserves of VIEs	2,000
Cash and cash equivalents	2,825		2,891
Restricted Cash	533		449
Short-term investments	197		2,643
Accounts receivable, net	1,363		606
Prepayments and other current assets	2,076		2,375
Investments (non-current)	2,998		2,121
Total assets	18,085		17,480
Less: Inter-company receivables (Note i)	¥ (6,699)		¥ (4,852)
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Total assets excluding inter-company receivables	¥ 11,386		¥ 12,628
Short-term debt	3,245		5,215
Accounts payable	2,964		1,497
Advance from customers	1,637		1,212
Other payables and accruals	2,162		2,095
Total liabilities	16,571		15,558
Less: Inter-company payables	(5,934)		(5,150)
Total liabilities excluding inter-company payables	10,637		10,408
Net revenues	10,050		4,335	6,035
Cost of revenues	5,118		2,292	2,557
Net loss	(945)		(495)	(119)
Net income before the deduction of inter-company consulting fee charges	3,300		1,200	1,500
Net cash provided by/(used in) operating activities	1,092		(1,677)	1,271
Net cash provided by investing activities	109		4,317	618
Net cash used in financing activities	(1,182)		(6,957)	(1,566)
Service fees paid by VIEs	¥ 4,300		¥ 1,700	¥ 1,700
Variable interest entities | Revenue | Revenue from Rights Concentration Risk
Financial information of the group's VIEs
Revenues as a percent of total	23.00%	23.00%	22.00%	30.00%